Bank Loan	12 Months Ended
Dec. 31, 2017
Bank Loan [abstract]
Bank Loan

18. Bank Loan

In April 2015, the Company drew down $40,000 of the $60,000 available under its credit facility agreement with the Bank of Nova Scotia (“Credit Facility”). The Credit Facility is secured by a first ranking lien on the assets of Bateas, Cuzcatlan, and their holding companies. Interest on the Credit Facility is calculated using the one, two, three, or six month US$ LIBOR rates plus a graduated margin based on the Company’s leverage ratio, as defined in the Credit Facility.  Interest is payable one month in arrears.  The Credit Facility is repayable with a balloon payment on the maturity date of April 1, 2019.

While the Credit Facility remains drawn, the Company is required to maintain the following financial covenants:

a) Total debt to EBITDA (as defined in the Credit Facility) of not greater than 3:1 calculated on a rolling four fiscal quarter basis and measured at the end of each fiscal quarter of the Company; and,

b) Minimum tangible net worth (as defined in the Credit Facility) in an amount equal to the sum of (a) 85% of the tangible net worth as at June 30, 2014, (b) 50% of positive quarterly net income earned after June 30, 2014, and (c) 50% of the value of any equity interests issued by the Company after June 30, 2014.

As at December 31, 2017 and 2016, the Company was in compliance with all covenants under the Credit Facility. Other than interest, no payments are required until April 2019.

On January 26, 2018, the Company entered into an amended and restated credit facility with the Bank of Nova Scotia (“Amended Credit Facility”).  The Amended Credit Facility consists of a $40,000 non-revolving credit facility and an $80,000 revolving credit facility. The Amended Credit Facility is secured by a first ranking lien on the assets of Bateas, Cuzcatlan, Mansfield and their holding companies. The Company must comply with the terms in the amended agreement related to reporting requirements, conduct of business, insurance, notices, and must maintain certain covenants.